Annual Operating Expenses {- Fidelity Trend Fund} - 12.31 Fidelity Trend Fund PRO-09 - Fidelity Trend Fund - Fidelity Trend Fund	Mar. 01, 2022
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.73%